Document And Entity Information	12 Months Ended
Dec. 31, 2012
Document And Entity Information [Abstract]
Document Type	20-F
Document Period End Date	Dec. 31, 2012
Amendment Flag	false
Enity Registrant Name	Star Bulk Carriers Corp.
Entity Central Index Key	0001386716
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Well Known Seasoned Issuer	No
Entity Common Stock Shares Outstanding	5,400,810
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY